CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accounts receivable, allowances for credit losses	$ 253,424	$ 317,275
Long-term prepayments, deposits and other assets, allowances for credit losses	$ 14,989	$ 16,517
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,456,547,942	1,456,547,942
Ordinary shares, outstanding	1,423,370,314	1,430,965,312
Treasury shares, shares	33,177,628	25,582,630